Share Capital (Details) - Schedule of Stock option transactions	9 Months Ended
Oct. 31, 2021 $ / shares shares
Schedule of Stock option transactions [Abstract]
Number of Options, Beinning Balance | shares
Weighted Average Exercise Price, Beinning Balance | $ / shares
Number of Options, Issued | shares	5,220,000
Weighted Average Exercise Price, Issued | $ / shares	$ 0.4
Number of Options, Cancelled | shares	(160,000)
Weighted Average Exercise Price, Cancelled | $ / shares	$ 0.4
Number of Options, Balance, Ending Balance | shares	5,060,000
Weighted Average Exercise Price, Ending Balance | $ / shares	$ 0.4